Stock Incentive Plan - Narrative (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 01, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants (in shares)			0		0		0
Share-based payment arrangement, nonvested award, cost not yet recognized, amount		$ 930,043		$ 930,043		$ 758,294
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition				1 year 7 months 9 days		2 years 1 month 6 days
2024 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grants (in shares)	446,137	522,000		522,000		766,333
Grants in period, weighted average grant date fair value (in dollars per share)		$ 1.28		$ 1.28		$ 1.38
QT Imaging Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, capitalized, amount		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0